UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3970

Smith Barney California Municipals Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: August 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                              CALIFORNIA MUNICIPALS
                                    FUND INC.
--------------------------------------------------------------------------------
             CLASSIC SERIES | SEMI-ANNUAL REPORT | AUGUST 31, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

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             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
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

[PHOTO OMITTED]

JOSEPH P. DEANE
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
JOSEPH P. DEANE
--------------------------------------------------------------------------------

Joseph P. Deane has more than 33 years of securities business experience and has managed the Fund since its inception.

Education: BA in History from Iona College

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FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with prudent investment management and the preservation of capital.* The Fund invests at least 80% of its net assets in California municipal securities. California municipal securities include securities issued by the state of California and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from California personal income taxes.

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FUND FACTS
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FUND INCEPTION
--------------------------------------------------------------------------------
April 9, 1984

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
33 Years

* Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax advisor.

[GRAPHIC OMITTED] Classic Series

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Semi-Annual Report o August 31, 2003

SMITH BARNEY CALIFORNIA
MUNICIPALS FUND INC.

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What's Inside

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................   11

Statement of Operations ...................................................   12

Statements of Changes in Net Assets .......................................   13

Notes to Financial Statements .............................................   14

Financial Highlights ......................................................   18

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund.

In terms of your Fund's stewardship, it is with great sadness that we bring to your attention the passing of Alfred J. Bianchetti, Director Emeritus, and James
J. Crisona, Director Emeritus, of the Fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the Fund's shareholders through their outstanding contributions as long-term members of the Board.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 24, 2003


    1 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                              August 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                 VALUE
==================================================================================================================================
Education -- 5.4%
                         California Educational Facilities Authority Revenue:
$  2,980,000     Aa3*       Claremont University Center, Series B, 5.000% due 3/1/24                                  $  2,931,217
                            Loyola Marymount University:
     230,000     A2*          5.750% due 10/1/24                                                                           237,503
   1,870,000     Aaa*         Call 4/1/04 @ 102, 5.750% due 10/1/24 (b)                                                  1,957,965
                            Pepperdine University, Series A:
   1,775,000     A1*          5.000% due 11/1/18                                                                         1,796,229
   1,500,000     A1*          5.000% due 11/1/29                                                                         1,436,595
   6,125,000     Ba1*       Pooled College & University Project, Series A, (Call 7/1/08 @ 101),
                              5.500% due 7/1/15 (b)                                                                      5,411,621
   1,000,000     A1*        Scripps College, 5.250% due 8/1/26                                                             997,310
                            Southwestern University Project:
   2,635,000     A3*          6.600% due 11/1/14                                                                         2,808,673
   6,505,000     A3*          6.700% due 11/1/24                                                                         6,910,847
  15,000,000     AAA        Stanford University, Series Q, 5.250% due 12/1/32 (c)                                       15,187,500
     450,000     A2*     California State Public Works Board, Lease Revenue, High Technology
                            Facility, San Jose Facilities, Series A, 7.750% due 8/1/06                                     494,262
   2,000,000     AAA     California State University Foundation Revenue, Monterey Bay,
                            MBIA-Insured, 5.350% due 6/1/31                                                              2,061,140
   1,000,000     AAA     Fullerton University Foundation, Auxiliary Organization Revenue,
                            Series A, MBIA-Insured, 5.750% due 7/1/30                                                    1,067,310
   1,250,000     AAA     San Diego Community College District, Lease Revenue, MBIA-Insured,
                            (Call 12/1/06 @ 102), 6.125% due 12/1/16 (b)                                                 1,445,200
                         Standard School District, COP, (Capital Improvement Project), Series A:
     320,000     A          6.200% due 3/1/10                                                                              334,429
     340,000     A          6.250% due 3/1/11                                                                              355,412
   2,600,000     AAA     Victor Valley Unified High School District, COP,
                            MBIA-Insured, 5.750% due 11/1/17                                                             2,836,080
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        48,269,293
----------------------------------------------------------------------------------------------------------------------------------
Electric -- 1.8%
  10,000,000     A3*     California State Department of Water Resources, Power Supply
                            Revenue, Series A, 5.250% due 5/1/20 (c)                                                    10,082,200
                         Sacramento Power Authority, Cogeneration Project Revenue:
   1,800,000     BBB-       6.500% due 7/1/07                                                                            1,989,450
   1,800,000     BBB-       6.500% due 7/1/08                                                                            1,993,068
   2,200,000     BBB-       6.500% due 7/1/09                                                                            2,420,836
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        16,485,554
----------------------------------------------------------------------------------------------------------------------------------
Finance -- 7.9%
                         Fresno Joint Powers Financing Authority, Local Agency Revenue, Series A:
     600,000     BBB+       6.200% due 9/2/03                                                                              600,000
   1,500,000     BBB+       6.550% due 9/2/12                                                                            1,570,290
   3,000,000     AAA     Long Beach Bond Finance Authority, Lease Revenue, AMBAC-Insured, 5.250% due 5/1/24              3,041,310
   6,500,000     AA      Los Angeles County Public Works Financing Authority Revenue, 5.000% due 10/1/19                 6,594,900
  12,000,000     AAA     Los Angeles County Sanitation Districts Financing Authority Revenue, Series A,
                            5.000% due 10/1/23                                                                          12,008,880
     895,000     Baa1*   Pleasanton Joint Powers Financing Authority Revenue, Series A, 6.150% due 9/2/12                  915,585
   5,550,000     AAA     Pomona Public Financing Authority Revenue, (Merged Redevelopment
                            Project), Tax Allocation, Series AD, MBIA-Insured, 5.000% due 2/1/21                         5,594,178
                         Sacramento City Financing Authority Revenue, Capital Improvement:
   2,000,000     AA-        5.625% due 6/1/30                                                                            2,070,180
                            AMBAC-Insured:
                              Series A:
   5,070,000     AAA             5.500% due 12/1/20                                                                      5,425,306
   6,300,000     AAA             5.500% due 12/1/21                                                                      6,720,273
   1,600,000     AAA          Solid Waste and Redevelopment Project, 5.875% due 12/1/29                                  1,742,672

                       See Notes to Financial Statements.


    2 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                 VALUE
==================================================================================================================================
Finance -- 7.9% (continued)
$  2,800,000     AAA     Salida Area Public Facilities Financing Agency Community Facilities
                            District, Special Tax Revenue, FSA-Insured, 5.250% due 9/1/18                              $ 2,962,932
   2,875,000     AAA     Santa Ana Financing Authority, Lease Revenue, Series A,
                            MBIA-Insured, 6.250% due 7/1/24                                                              3,309,700
   2,000,000     AAA     South Orange County Public Financing Authority, Special Tax
                            Revenue, Series A, MBIA-Insured, 7.000% due 9/1/10 (d)                                       2,421,140
                         Virgin Islands Public Finance Authority Revenue, Series A:
  10,000,000     BBB-       5.500% due 10/1/18 (c)                                                                      10,098,700
   5,000,000     BBB-       6.500% due 10/1/24                                                                           5,505,600
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        70,581,646
----------------------------------------------------------------------------------------------------------------------------------
General Obligation -- 8.8%
   2,000,000     AAA     Adelanto School District, Series B, FGIC-Insured, zero coupon due 9/1/18                          916,960
                         California State GO, Veterans Bonds:
   1,000,000     A          Series AT, 9.500% due 2/1/10                                                                 1,303,530
   2,000,000     A          Series AU, 8.400% due 10/1/06                                                                2,349,060
                         Los Angeles Unified School District:
  20,000,000     AAA        Series A, 5.000% due 7/1/24                                                                 19,921,600
  14,230,000     AAA        Series E, MBIA-Insured, 5.125% due 7/1/22 (c)                                               14,466,360
   4,720,000     AAA     Pasadena Unified School District, Series A, FGIC-Insured, 5.000% due 5/1/20                     4,796,370
   1,000,000     Aa1*    San Diego Public Safety Communication Project, 6.650% due 7/15/11                               1,188,370
   5,000,000     AAA     San Diego Unified School District, Series E, FSA-Insured, 5.250% due 7/1/24                     5,111,550
                         Santa Margarita/Dana Point Authority Revenue:
  20,000,000     AAA        Series A, AMBAC-Insured, 5.125% due 8/1/18 (c)                                              20,990,400
   1,500,000     AAA        Water Improvement Districts 3, 3A, 4 & 4A, Series B, MBIA-Insured,
                            7.250% due 8/1/14                                                                            1,900,020
   1,530,000     AAA     Santa Rosa High School District, FGIC-Insured, 5.900% due 5/1/14                                1,597,947
   4,000,000     AAA     Tahoe Truckee Unified School District, Improvement District No. 1,
                            Series A, FGIC-Insured, (Call 8/1/09 @ 101), 5.750% due 8/1/20 (b)                           4,634,360
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        79,176,527
----------------------------------------------------------------------------------------------------------------------------------
Hospitals -- 11.8%
   1,500,000     BBB     ABAG Finance Authority for Nonprofit Corp., COP, (Rehabilitation Mental
                            Health Services Inc. Project), California Mortgage Insured, 6.550% due 6/1/22                1,518,225
                         California Health Facilities Financing Authority Revenue:
   2,500,000     AAA        Catholic Health Facilities, AMBAC-Insured, 5.750% due 7/1/15                                 2,694,100
   3,000,000     AAA        Catholic Healthcare West, MBIA-Insured, 5.125% due 7/1/24                                    2,997,870
  12,000,000     A3*        Cedars-Sinai Medical Center, Series A, 6.125% due 12/1/30 (c)                               12,514,560
   1,930,000     NR         Daniel Freeman Hospital, (Call 5/1/05 @ 102), 6.500% due 5/1/20 (b)                          2,132,206
                            Industrial Health Facilities, Series A:
     705,000     BBB          Casa De Las Campanas, 5.500% due 8/1/12                                                      742,048
   2,500,000     BBB          Marshall Hospital, 5.250% due 11/1/18                                                      2,503,450
                            Kaiser Permanente:
   3,500,000     AAA          Series A, FSA-Insured, 5.000% due 6/1/18                                                   3,596,460
   1,750,000     A            Series B, 5.250% due 10/1/14                                                               1,817,200
   5,145,000     AAA        Stanford Health Care, Series A, FSA-Insured, 5.000% due 11/15/18                             5,294,977
                            Sutter Health, Series A:
                              FSA-Insured:
   1,470,000     AAA             5.125% due 8/15/17                                                                      1,539,296
   1,500,000     AAA             5.250% due 8/15/27                                                                      1,509,075
   2,000,000     AAA          MBIA-Insured, 5.000% due 8/15/19                                                           2,050,020
   5,000,000     AAA     California State Public Works Board Lease Revenue, Department of
                            Health Services, Series A, MBIA-Insured, 5.750% due 11/1/24                                  5,279,450

                       See Notes to Financial Statements.


    3 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                 VALUE
==================================================================================================================================
Hospitals -- 11.8% (continued)
                         California Statewide Communities Development Authority Revenue, COP:
$  4,515,000     AAA        Industrial Health Facilities, Unihealth America, Series A, AMBAC-Insured,
                              5.500% due 10/1/07 (e)                                                                  $  5,086,960
  19,000,000     A          Kaiser Permanente, 5.300% due 12/1/15 (c)                                                   19,668,040
   1,100,000     BBB        Solheim Lutheran Home, 6.500% due 11/1/17                                                    1,171,654
                            St. Joseph's Health System:
   4,125,000     AA-          5.500% due 7/1/14                                                                          4,191,866
   4,000,000     AA-          5.250% due 7/1/21                                                                          4,027,600
   8,000,000     AA-          Call 7/1/04 @ 102, 6.625% due 7/1/21 (b)                                                   8,527,360
                            Sutter Health Obligated Group, MBIA-Insured:
   3,500,000     AAA          5.500% due 8/15/09                                                                         3,572,625
     500,000     AAA          6.000% due 8/15/25                                                                           542,880
                         Fresno Health Facilities Revenue, Holy Cross Health System Corp.:
   2,200,000     AA-        5.200% due 12/1/04                                                                           2,264,042
   2,435,000     AA-        5.375% due 12/1/06                                                                           2,501,232
   2,000,000     AA-        5.625% due 12/1/15                                                                           2,044,440
   1,000,000     AAA     Modesto Health Facilities Revenue, Memorial Hospital Association, Series B,
                            MBIA-Insured, 5.125% due 6/1/17                                                              1,043,060
   2,000,000     AAA     San Bernardino County COP, (Capital Facility Project), Series B,
                            6.875% due 8/1/24 (e)                                                                        2,486,560
     645,000     AAA     Santa Rosa Hospital Revenue, (Santa Rosa Hospital Memorial Project),
                            10.300% due 3/1/11 (e)                                                                         839,500
   1,250,000     BBB     Sequoia Hospital District, 5.375% due 8/15/23 (e)                                               1,272,712
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       105,429,468
----------------------------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.0%
   1,250,000     AAA     ABAG Finance Authority for Nonprofit Corp., Multi-Family Revenue,
                            (Edgewood Apartments Project), Series A, FNMA-Collateralized,
                            5.700% due 11/1/26 (c)                                                                       1,314,400
   6,000,000     NR      California Statewide Communities Development Authority Revenue,
                            Series E, FNMA-Collateralized, 6.400% due 6/1/28 (d)(f)                                      6,249,060
   1,740,000     AAA     Riverside County Housing Authority, Multi-Family Housing Revenue,
                            Brandon Place Apartments, Series B, FNMA-Collateralized,
                            5.625% due 7/1/29 (f)                                                                        1,886,021
     660,000     AA      San Francisco City & County Redevelopment Agency, Multi-Family
                            Housing Revenue, 1045 Mission Apartments, Series C,
                            GNMA-Collateralized, 5.200% due 12/20/17 (f)                                                   673,187
   1,500,000     Aa1*    San Jose Multi-Family Housing Revenue, Timberwood Apartments,
                            Series A, LOC-Wells Fargo Bank, 7.500% due 2/1/20                                            1,507,035
   3,320,000     AA-     Santa Rosa Mortgage Revenue, (Village Square Apartments Project),
                            Series A, FHA-Insured, 6.875% due 9/1/27                                                     3,432,249
   2,755,000     AAA     Victorville Multi-Family Housing Revenue, Wimbledon Apartments,
                            Series A, GNMA-Collateralized, 6.300% due 4/20/31                                            2,865,393
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,927,345
----------------------------------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 3.6%
                         California HFA Revenue Bonds, Home Mortgage:
                            Capital Appreciation:
     350,000     Aa2*         Series 1983-B, FHA-Insured, zero coupon due 8/1/15                                           128,908
     310,000     Aa2*         Series 1984-B, zero coupon due 8/1/16                                                         73,024
      10,000     Aa2*       MGIC-Insured, 10.250% due 2/1/14                                                                10,492
                            Single-Family Mortgage:
   1,800,000     AAA          Issue A-2, FHA-Insured, 6.350% due 8/1/15 (d)(f)                                           1,859,238
   2,565,000     AAA          Series B-3, Class II, MBIA-Insured, 5.375% due 8/1/21 (f)                                  2,605,809
   2,635,000     AAA     California Rural Home Mortgage Financing Authority, Single-Family
                            Mortgage Revenue, Mortgage-Backed Security, Series D, FNMA/
                            GNMA-Collateralized, 6.000% due 12/1/31 (f)                                                  2,758,713
  10,000,000     AAA     California State Department of Veterans Affairs, Home Purchase Revenue,
                            Series A, AMBAC-Insured, 5.350% due 12/1/27 (c)                                             10,215,400

                       See Notes to Financial Statements.


    4 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                 VALUE
==================================================================================================================================
Housing: Single-Family -- 3.6% (continued)
$    270,000     AAA     Contra Costa County Home Mortgage Revenue, Mortgage-Backed
                            Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (e)(f)                         $    355,455
     130,000     Aaa*    Los Angeles Home Mortgage Revenue Bonds, (Second Mortgage Project),
                            GNMA-Collateralized, 8.100% due 5/1/17                                                         134,425
     120,000     AAA     Martinez Home Mortgage Revenue Bonds, 10.750% due 2/1/16 (e)                                      172,739
   3,325,000     AAA     Perris Single-Family Mortgage Revenue, Series A, Mortgage-Backed
                            Securities Program, 8.300% due 12/1/13 (e)(f)                                                4,274,620
   6,000,000     AAA     Pleasanton-Suisun City Home Financing Authority, Home Mortgage
                            Revenue, Series A, MBIA-Insured, zero coupon due
                         10/1/16 (e) 3,153,780 Riverside County Single-Family
                         Mortgage Revenue, Series A,
                            Mortgage-Backed Securities Program, GNMA Collateralized:
   2,620,000     AAA          8.300% due 11/1/12 (e)(f)                                                                  3,478,967
   1,000,000     AAA          7.800% due 5/1/21 (e)(f)                                                                   1,328,590
   1,500,000     AAA     Sacramento County Single-Family Mortgage Revenue, Issue A,
                            GNMA-Collateralized, 8.000% due 7/1/16 (e)(f)                                                1,886,865
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        32,437,025
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous -- 17.2%
   2,000,000     AAA     Anaheim COP, Regular Fixed Option Bonds, MBIA-Insured,
                            6.200% due 7/16/23                                                                           2,202,060
   1,025,000     Baa2*   Azusa COP, (Capital Improvements Refinancing Project), 6.625%
                            due 8/1/13                                                                                   1,060,721
  10,000,000     AA      Beverly Hills Public Financing Authority, Lease Revenue, (Capital
                            Improvements Project), Series A, 5.250% due 6/1/28 (c)                                      10,061,200
                         California County Tobacco Securitization Agency, Asset-Backed
                            Revenue, Alameda County:
   5,250,000     Baa2*      5.750% due 6/1/29                                                                            4,209,660
   4,000,000     A1*        6.000% due 6/1/42                                                                            2,995,600
                         California Infrastructure & Economic Development Bank Revenue:
                            AMBAC-Insured:
   3,365,000     AAA          Department of Public Social Services, 5.000% due 9/1/35                                    3,296,590
   4,000,000     AAA          Series A, 5.500% due 4/1/32                                                                4,132,280
  15,000,000     AAA        FGIC-Insured, 5.000% due 7/1/29                                                             14,782,800
   2,500,000     AAA     California State Public Works Board Lease Revenue, Department of
                            Corrections, Series B, MBIA-Insured, 5.000% due 9/1/21                                       2,504,375
   3,000,000     AAA     Contra Costa County COP, (Capital Projects), AMBAC-Insured, 5.250%
                            due 2/1/21                                                                                   3,067,800
   3,680,000     AAA     Fontana COP, AMBAC-Insured, 5.000% due 9/1/21                                                   3,714,114
   2,770,000     AAA     Fresno County Financing Authority, Solid Waste Revenue, (American
                            Avenue Landfill Project), MBIA-Insured, 5.750% due 5/15/14                                   2,978,941
  20,000,000     BBB     Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue,
                            Series 2003-A-1, 6.750% due 6/1/39 (c)                                                      16,562,400
                         Inland Empire Solid Waste Financing Authority Revenue,
                         FSA-Insured:
   5,000,000     AAA        6.250% due 8/1/11 (f)                                                                        5,784,750
   2,500,000     AAA        Call 8/1/06 @ 102, 6.000% due 8/1/16 (b)(f)                                                  2,835,950
   2,345,000     BBB     Kings County Waste Management Authority, Solid Waste Revenue,
                            7.200% due 10/1/14 (f)                                                                       2,450,244
   3,250,000     AAA     Los Angeles County Community Facilities, District No. 3, Special Tax
                            Refunding, Series A, FSA-Insured, 5.500% due 9/1/14                                          3,572,400
   1,675,000     AAA     Orange County 1996 Recovery, COP, Series A, MBIA-Insured,
                            6.000% due 7/1/26                                                                            1,841,813
  25,000,000     AAA     San Francisco, CA State Building Authority, Lease Revenue, San
                            Francisco Civic Center, Complex-A, AMBAC-Insured, 5.250%
                            due 12/1/21 (c)                                                                             25,959,750
                         San Francisco City & County COP, San Bruno Jail No. 3, AMBAC-Insured:
  14,000,000     AAA        5.250% due 10/1/26 (c)                                                                      14,189,140
   5,000,000     AAA        5.250% due 10/1/33 (c)                                                                       5,052,750

                       See Notes to Financial Statements.


    5 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                 VALUE
==================================================================================================================================
Miscellaneous -- 17.2% (continued)
$  3,205,000     AAA     San Luis Obispo County Financing Authority Revenue, (Lopez Dam
                            Improvement Project), Series A, MBIA-Insured, 5.375% due 8/1/30                           $  3,291,279
   4,310,000     Aaa*    San Marcos Public Facilities Authority, Public Facilities Revenue,
                            zero coupon due 1/1/19 (e)                                                                   1,980,186
   3,460,000     AA-     Santa Barbara County COP, 5.700% due 3/1/11                                                     3,585,598
   2,795,000     AAA     Solano County COP, (Capital Improvement Project), AMBAC-Insured,
                            5.000% due 11/15/19 (e)                                                                      2,876,474
   4,200,000     AA-     Sonoma County COP, (Detention Facilities Improvement Project),
                            5.000% due 11/15/13                                                                          4,295,172
   4,135,000     Baa2*   South Napa Waste Management Authority Revenue, 6.500% due 2/15/14 (f)                           4,274,598
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       153,558,645
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control Revenue -- 1.6%
                         California Financing Authority:
   2,500,000     CCC        Pacific Gas & Electric Co., Series B, 6.350% due 6/1/09 (f)                                  2,506,175
   1,500,000     A+         San Diego Gas & Electric, Series A, 6.800% due 6/1/15 (f)                                    1,734,555
   9,900,000     BB         Southern California Edison Co., Series B, 6.400% due 12/1/24 (c)(f)                          9,785,556
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,026,286
----------------------------------------------------------------------------------------------------------------------------------
Public Facilities -- 0.3%
     450,000     AAA     Los Angeles Convention & Exhibition Center Authority, COP,
                            (Call 12/1/05 @ 100), 9.000% due 12/1/20 (b)                                                   524,763
   2,000,000     AAA     Monrovia Financing Authority, Lease Revenue, AMBAC-Insured,
                            5.125% due 12/1/31                                                                           2,000,680
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,525,443
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste -- 0.5%
   4,600,000     AAA     Sacramento County COP, (Public Facilities Project), Solid Waste
                            Facilities, 5.250% due 12/1/16                                                               4,917,814
----------------------------------------------------------------------------------------------------------------------------------
Tax Allocation -- 6.4%
   2,000,000     AAA     Anaheim Public Finance Authority, Tax Allocation Revenue, Regular
                            Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18                                        2,341,180
   1,000,000     Baa3*   Azusa Redevelopment Agency, Tax Allocation, (Merged Project Area),
                            Series A, 6.750% due 8/1/23                                                                  1,023,050
      30,000     AAA     Concord Redevelopment Agency, Tax Allocation, Series 3, BIG-Insured,
                            8.000% due 7/1/18                                                                               30,599
   5,000,000     AAA     Corona-Norco Unified School District, Special Tax, MBIA-Insured,
                            5.500% due 9/1/33                                                                            5,194,700
   6,000,000     AAA     Corona Redevelopment Agency, Tax Allocation, (Redevelopment Project
                            Area A), Series A, FGIC-Insured, 5.500% due 9/1/24 (c)                                       6,203,220
   1,000,000     AAA     El Centro Redevelopment Agency, Tax Allocation, MBIA-Insured,
                            6.375% due 11/1/17                                                                           1,129,850
   2,160,000     AAA     Fontana Public Finance Authority, Tax Allocation, Series A, MBIA-Insured,
                            5.000% due 9/1/20                                                                            2,185,682
   3,275,000     A-      Garden Grove Community Development Agency, Tax Allocation, (Garden
                            Grove Community Project), 5.700% due 10/1/08                                                 3,351,930
                         Hawthorne Community Redevelopment Agency, Tax Allocation, (Project
                            Area 2), (Call 9/1/04 @ 102):
   2,000,000     Baa2*      6.625% due 9/1/14 (b)                                                                        2,108,140
   2,100,000     Baa2*      6.700% due 9/1/20 (b)                                                                        2,186,163
   6,485,000     AAA     Healdsburg Community Redevelopment Agency, Tax Allocation,
                            (Sotoyome Community Development Project), Series A, MBIA-Insured,
                            5.125% due 8/1/31                                                                            6,487,010
   6,500,000     AAA     La Quinta Redevelopment Agency, Tax Allocation, (Redevelopment Project
                            Area No. 1), AMBAC-Insured, 5.125% due 9/1/32                                                6,502,665
   2,670,000     AAA     Ontario Redevelopment Financing Authority, Tax Allocation, (Redevelopment
                            Project No. 1), MBIA-Insured, 5.800% due 8/1/23 (e)                                          2,730,289
                         Rancho Cucamonga Redevelopment Agency, Tax Allocation, (Rancho
                            Redevelopment Project):
   2,500,000     AAA        FSA-Insured, 5.250% due 9/1/20                                                               2,608,350
                            MBIA-Insured:
   2,445,000     AAA          5.250% due 9/1/16                                                                          2,627,006
   1,000,000     AAA          5.250% due 9/1/26                                                                          1,014,440

                       See Notes to Financial Statements.


    6 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                 VALUE
==================================================================================================================================
Tax Allocation -- 6.4% (continued)
                         San Jose Redevelopment Agency, Tax Allocation, (Merged Area
                            Redevelopment Project):
$  5,000,000     AAA        5.000% due 8/1/24                                                                         $  4,980,500
   2,000,000     AAA        MBIA-Insured, 5.250% due 8/1/16                                                              2,062,900
   2,000,000     AAA     Vista Community Development Commission, Tax Allocation, (Vista
                            Redevelopment Project), MBIA-Insured, 5.250% due 9/1/15                                      2,110,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        56,877,874
----------------------------------------------------------------------------------------------------------------------------------
Transportation -- 11.9%
   2,000,000     AAA     Foothill Eastern Corridor Agency, California Toll Revenue, Sr. Lien,
                            Series A, (Call 1/1/07 @ 100), 6.000% due 1/1/34 (b)(d)                                      2,247,120
   1,250,000     AAA     Fresno Airport Revenue, Series A, FSA-Insured, 5.500% due 7/1/30                                1,289,150
   2,000,000     A3*     Port of Oakland Special Facilities Revenue, Series A, 6.750% due 1/1/12 (f)                     2,035,040
   9,000,000     AAA     Sacramento County Airport System Revenue, Series A, MBIA-Insured,
                            5.900% due 7/1/24 (f)                                                                        9,693,270
     140,000     AAA     San Francisco Airport Improvement Corp. Lease Revenue, United
                            Airlines Inc., 8.000% due 7/1/13 (e)                                                           174,250
  15,270,000     AAA     San Francisco Bay Area Rapid Transportation District, Sales Tax
                            Revenue, AMBAC-Insured, 5.000% due 7/1/28 (c)                                               15,076,376
   3,000,000     AAA     San Francisco City and County Airports Commission, International Airport
                            Revenue, FGIC-Insured, 6.500% due 5/1/19 (f)                                                 3,134,940
                         San Joaquin Hills, CA Transportation Corridor Agency, Toll Road Revenue:
   5,000,000     AAA        Zero coupon due 1/1/14 (e)                                                                   3,154,900
  60,000,000     AAA        Zero coupon due 1/1/16 (c)(e)                                                               33,399,000
  17,500,000     AAA        Zero coupon due 1/1/17 (e)                                                                   9,169,125
  25,000,000     AAA        Zero coupon due 1/1/18 (c)(e)                                                               12,305,250
  20,000,000     AAA        Zero coupon due 1/1/19 (e)                                                                   9,230,000
  20,000,000     AAA        Zero coupon due 1/1/26 (e)                                                                   5,917,600
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       106,826,021
----------------------------------------------------------------------------------------------------------------------------------
Utilities -- 2.8%
                         Northern California Power Agency, Public Power Revenue, (Geothermal
                            Project No. 3.), Series A:
     360,000     A-         5.000% due 7/1/09                                                                              360,446
     750,000     A-         Call 7/1/08 @ 100, 5.000% due 7/1/09 (b)                                                       829,665
   2,000,000     AAA     Redding Electric System Revenue, COP, Regular Linked SAVRS &
                            RIBS, MBIA-Insured, 6.368% due 7/1/22                                                        2,359,700
                         Sacramento Municipal Utility District Electric Revenue,
                         MBIA-Insured:
   4,500,000     AAA        Series D, 5.250% due 11/15/20                                                                4,627,800
                            Series I, (Call 1/1/04 @ 102):
   1,720,000     AAA          5.750% due 1/1/15 (b)                                                                      1,780,699
   2,900,000     AAA          5.750% due 1/15/15 (b)                                                                     3,002,341
   6,000,000     AAA        Series N, 5.000% due 8/15/28                                                                 5,923,980
     805,000     AAA        Unrefunded Balance 2001, Series I, 5.750% due 1/1/15                                           830,422
   5,000,000     AAA     Southern California Public Power Authority, Power Project Revenue,
                            (Mead Adelanto Project), Series A, AMBAC-Insured, 5.000% due 7/1/17                          5,136,050
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        24,851,103
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer -- 18.0%
   1,240,000     AAA     Anaheim Public Financing Authority Revenue, Water Utility, (Lenain
                            Filtration Project), FGIC-Insured, 5.250% due 10/1/19                                        1,284,714
                         California State Department of Water Resources, Central Valley Project Revenue:
   4,195,000     AAA        Series AA, 5.000% due 12/1/23                                                                4,197,895
   1,000,000     AA         Series O, 5.000% due 12/1/22                                                                 1,004,670
   5,000,000     AA         Series S, 5.000% due 12/1/19                                                                 5,075,600
  11,000,000     AA         Series U, 5.000% due 12/1/29 (c)                                                            10,763,060

                       See Notes to Financial Statements.


    7 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                 VALUE
==================================================================================================================================
Water and Sewer -- 18.0% (continued)
                         Castaic Lake Water Agency Revenue, COP, (Water System Improvement
                            Project), AMBAC-Insured:
$  7,270,000     AAA        5.250% due 8/1/19                                                                         $  7,625,576
   7,615,000     AAA        5.125% due 8/1/30                                                                            7,621,244
   6,000,000     AAA     Clovis Sewer Revenue Refunding, MBIA-Insured, 5.200% due 8/1/28                                 6,037,740
   4,000,000     AAA     Cucamonga County Water District, COP, FGIC-Insured, 5.125% due 9/1/31                           4,001,400
  11,440,000     AAA     East Bay Municipal Utility District Wastewater Treatment Systems Revenue,
                            FGIC-Insured, 5.000% due 6/1/26 (c)                                                         11,331,778
                         East Bay Municipal Utility District Water Systems Revenue:
   8,400,000     AAA        FGIC-Insured, 5.000% due 6/1/26                                                              8,320,536
   8,400,000     AAA        MBIA-Insured, 5.000% due 6/1/26                                                              8,320,536
                         Eastern Municipal Water District, COP, Water & Sewer Revenue:
   1,000,000     AAA        FGIC-Insured, 6.750% due 7/1/12                                                              1,202,720
  17,750,000     AAA        Series A, MBIA-Insured, 5.250% due 7/1/23 (c)                                               17,982,348
   1,900,000     AAA     El Centro Financing Authority, Water & Wastewater Revenue, Series A,
                            AMBAC-Insured, 5.125% due 10/1/27                                                            1,904,351
                         Metropolitan Water District, Southern California Waterworks Revenue:
                            Series A:
   1,000,000     AA           5.000% due 7/1/18                                                                          1,030,820
  12,900,000     AA           4.750% due 7/1/22 (c)                                                                     12,402,189
  13,150,000     AA           5.000% due 7/1/26 (c)                                                                     12,938,022
   4,500,000     AA         Series C, 5.250% due 7/1/16                                                                  4,736,250
   1,925,000     AAA     Morgan Hill COP, (Water Systems Improvement Projects), FSA-Insured,
                            5.125% due 6/1/21                                                                            1,974,934
   4,560,000     AAA     Pittsburg Public Financing Authority, Wastewater Revenue, Series A,
                            FGIC-Insured, 5.375% due 6/1/22                                                              4,685,491
   6,575,000     AAA     Placer County Water Agency Revenue, COP, (Capital Improvement Projects),
                            AMBAC-Insured, 5.500% due 7/1/29                                                             6,872,913
                         Pomona Public Financing Authority Revenue:
   2,855,000     AAA        Series Q, MBIA-Insured, 5.750% due 12/1/15                                                   3,113,235
   2,500,000     AAA        Water Facilities Project, Series AA, FSA-Insured, 5.000% due 5/1/29                          2,464,275
   6,875,000     AAA     San Diego PFA, Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20                                  6,950,762
   2,820,000     AAA     Sunnyvale Financing Authority, Water & Wastewater Revenue,
                            AMBAC-Insured, 5.000% due 10/1/22                                                            2,831,054
   4,350,000     AAA     Vallejo Parity Revenue Refunding, (Water Improvement Project),
                            Series A, FSA-Insured, 5.250% due 5/1/29                                                     4,404,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       161,078,488
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0%
                         (Cost -- $828,260,959**)                                                                     $894,968,532
==================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c) All or a portion of this security has been segregated for open futures contract commitments.
(d) All or a portion of this security is held as collateral for open futures contracts committments.
(e) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 9 and 10 for definitions of ratings and abbreviations.

                       See Notes to Financial Statements.


    8 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:
Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA"' have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than in higher rated categories.

BB, B, -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as
CCC       predominantly speculative with respect to capacity to pay interest and and CC repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", "CCC" and "CC", the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainities or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


    9 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Abbreviations* (unaudited)
================================================================================

ABAG   -- Association of Bay Area Governments
AIG    -- American International Guaranty
AMBAC  -- AMBAC Indemnity Corporation
BAN    -- Bond Anticipation Notes
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance Company
CHFCLI -- California Health Facility Construction Loan Insurance
CONNIE -- College Construction Loan Insurance
  LEE      Association
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
ETM    -- Escrowed To Maturity
FAIRS  -- Floating Adjustable Interest Rate Securities
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FRTC   -- Floating Rate Trust Certificates
FSA    -- Financial Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Agency
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
ISD    -- Independent School District
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MGIC   -- MGIC Investment Corporation
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCR    -- Pollution Control Revenue
PFA    -- Public Financing Authority
PSFG   -- Permanent School Fund Guaranty
RAN    -- Revenue Anticipation Notes
RIBS   -- Residual Interest Bonds
SAVRS  -- Select Auction Variable Rate Securities
SYCC   -- Structured Yield Curve Certificate
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TOB    -- Tender Option Bonds
TRAN   -- Tax and Revenue Anticipation Notes
VA     -- Veterans Administration
VRDD   -- Variable Rate Daily Demand
VRWE   -- Variable Rate Wednesday Demand

----------
* Abbreviations may or may not appear on the schedule of investments.


    10 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                  August 31, 2003
================================================================================

ASSETS:
     Investments, at value (Cost -- $828,260,959)                                          $894,968,532
     Interest receivable                                                                     10,983,611
     Receivable for securities sold                                                           2,805,000
     Receivable for Fund shares sold                                                          1,345,274
     Receivable from broker -- variation margin                                                 467,969
--------------------------------------------------------------------------------------------------------
     Total Assets                                                                           910,570,386
--------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                                         5,194,400
     Bank overdraft                                                                           1,529,918
     Dividends payable                                                                        1,487,297
     Payable for Fund shares reacquired                                                         269,138
     Investment advisory fee payable                                                            230,207
     Administration fee payable                                                                 146,595
     Distribution plan fees payable                                                              65,808
     Accrued expenses                                                                            71,863
--------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                        8,995,226
--------------------------------------------------------------------------------------------------------
Total Net Assets                                                                           $901,575,160
========================================================================================================
NET ASSETS:
     Par value of capital shares                                                               $ 54,214
     Capital paid in excess of par value                                                    849,695,660
     Undistributed net investment income                                                      2,173,927
     Accumulated net realized loss from investment transactions and futures contracts       (34,516,371)
     Net unrealized appreciation of investments and futures contracts                        84,167,730
--------------------------------------------------------------------------------------------------------
Total Net Assets                                                                           $901,575,160
========================================================================================================
Shares Outstanding:
     Class A                                                                                 41,861,765
     ---------------------------------------------------------------------------------------------------
     Class B                                                                                  8,787,256
     ---------------------------------------------------------------------------------------------------
     Class L                                                                                  3,564,603
     ---------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                        $      16.64
     ---------------------------------------------------------------------------------------------------
     Class B *                                                                             $      16.62
     ---------------------------------------------------------------------------------------------------
     Class L *                                                                             $      16.60
     ---------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)                     $      17.33
     ---------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                     $      16.77
========================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).


                       See Notes to Financial Statements.


    11 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)     For the Six Months Ended August 31, 2003
================================================================================

INVESTMENT INCOME:
     Interest                                                                             $ 24,156,353
-------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fee (Note 3)                                                        1,405,869
     Distribution plan fees (Note 7)                                                         1,256,635
     Administration fee (Note 3)                                                               893,795
     Shareholder servicing fees (Note 7)                                                        97,973
     Custody                                                                                    30,539
     Audit and legal                                                                            17,782
     Shareholder communications (Note 7)                                                        16,855
     Registration fees                                                                          11,532
     Directors' fees                                                                             7,131
     Other                                                                                       2,383
-------------------------------------------------------------------------------------------------------
     Total Expenses                                                                          3,740,494
-------------------------------------------------------------------------------------------------------
Net Investment Income                                                                       20,415,859
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
     Realized Gain (Loss) From:
       Investment transactions                                                               4,460,921
       Futures contracts                                                                   (16,099,511)
-------------------------------------------------------------------------------------------------------
     Net Realized Loss                                                                     (11,638,590)
-------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments and Futures Contracts:
       Beginning of period                                                                  79,969,066
       End of period                                                                        84,167,730
-------------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                                                 4,198,664
-------------------------------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                                               (7,439,926)
-------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                    $ 12,975,933
=======================================================================================================

                       See Notes to Financial Statements.


    12 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended August 31, 2003 (unaudited) and the Year Ended February 28, 2003

                                                                                 August 31             February 28
===================================================================================================================
OPERATIONS:
     Net investment income                                                    $  20,415,859           $ 43,202,388
     Net realized loss                                                          (11,638,590)            (4,589,485)
     Increase (decrease) in net unrealized appreciation                           4,198,664             (5,423,733)
-------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                                      12,975,933             33,189,170
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND 8):
     Net investment income                                                      (19,849,516)           (42,834,733)
-------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                  (19,849,516)           (42,834,733)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
     Net proceeds from sale of shares                                            51,075,114            152,922,831
     Net asset value of shares issued for reinvestment of dividends              10,547,620             23,106,619
     Cost of shares reacquired                                                 (106,101,302)          (190,165,123)
-------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Fund Share Transactions                        (44,478,568)           (14,135,673)
-------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                          (51,352,151)           (23,781,236)

NET ASSETS:
     Beginning of period                                                        952,927,311            976,708,547
-------------------------------------------------------------------------------------------------------------------
     End of period*                                                           $ 901,575,160           $952,927,311
===================================================================================================================
* Includes undistributed net investment income of:                            $   2,173,927           $  1,607,584
===================================================================================================================

                       See Notes to Financial Statements.


    13 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

Smith Barney California Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices as provided by an independent pricing service; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets up to $500 million and 0.18% of the Fund's average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended August 31, 2003, the Fund paid transfer agent fees of $77,918 to CTB.


    14 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citigroup Global Markets Inc. ("CGM") and PFSDistributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2003, CGM and its affiliates received sales charges of approximately $337,000 and $39,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended August 31, 2003, CDSCs paid to CGM and its affiliates were approximately:

                        Class A                Class B                Class L
================================================================================
CDSCs                   $24,000               $126,000                 $1,000
================================================================================

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4.    Investments

During the six months ended August 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                          $ 97,482,216
--------------------------------------------------------------------------------
Sales                                                               108,980,687
================================================================================

At August 31, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $72,329,415
Gross unrealized depreciation                                        (5,621,842)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $66,707,573
================================================================================

5.    Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of)the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.


    15 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

At August 31, 2003, the Fund had the following open futures contracts:

                                                Number of                         Basis               Market           Unrealized
                                                Contracts      Expiration         Value               Value            Gain (Loss)
==================================================================================================================================
To Sell:
U.S. Treasury Bonds                               1,550           9/03         $183,965,625        $166,479,687        $17,485,938
U.S. Treasury Bonds                                 875          12/03           92,724,219          92,750,000            (25,781)
-----------------------------------------------------------------------------------------------------------------------------------
Net Unrealized Gain on Open Futures Contracts                                                                          $17,460,157
===================================================================================================================================

6.    Concentration of Credit

The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

7.    Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the six months ended August 31, 2003, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                      Class A          Class B          Class L
================================================================================
Distribution Plan Fees                $541,417         $500,915         $214,303
================================================================================

For the six months ended August 31, 2003, total Shareholder Servicing fees were as follows:

                                      Class A          Class B          Class L
================================================================================
Shareholder Servicing Fees            $62,208          $27,244           $8,521
================================================================================

For the six months ended August 31, 2003, total Shareholder Communication expenses were as follows:

                                      Class A          Class B          Class L
================================================================================
Shareholder Communication Expenses    $11,200          $4,307           $1,348
================================================================================

8.    Distributions Paid to Shareholders by Class

                                       Six Months Ended           Year Ended
                                        August 31, 2003        February 28, 2003
================================================================================
Net Investment Income
Class A                                  $15,726,813             $33,776,815
Class B                                    2,957,874               6,604,782
Class L                                    1,164,829               2,453,136
--------------------------------------------------------------------------------
Total                                    $19,849,516             $42,834,733
================================================================================


    16 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

9.    Capital Shares

At August 31, 2003, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                                    Six Months Ended                                  Year Ended
                                                     August 31, 2003                               February 28, 2003
                                           ---------------------------------              ---------------------------------
                                              Shares               Amount                   Shares                Amount
===========================================================================================================================
Class A
Shares sold                                 2,277,089          $ 38,187,608                6,865,113         $ 115,404,814
Shares issued on reinvestment                 494,596             8,279,393                1,073,073            18,045,904
Shares reacquired                          (4,681,860)          (78,506,605)              (8,295,606)         (139,736,628)
---------------------------------------------------------------------------------------------------------------------------
Net Decrease                               (1,910,175)         $(32,039,604)                (357,420)         $ (6,285,910)
===========================================================================================================================
Class B
Shares sold                                   508,166          $  8,514,326                1,453,307         $  24,480,955
Shares issued on reinvestment                  89,486             1,495,752                  203,405             3,416,150
Shares reacquired                          (1,221,792)          (20,436,866)              (2,292,714)          (38,569,588)
---------------------------------------------------------------------------------------------------------------------------
Net Decrease                                 (624,140)         $(10,426,788)                (636,002)        $ (10,672,483)
===========================================================================================================================
Class L
Shares sold                                   261,309          $  4,373,180                  773,862         $  13,037,062
Shares issued on reinvestment                  46,257               772,475                   98,008             1,644,565
Shares reacquired                            (427,969)           (7,157,831)                (705,628)          (11,858,907)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                      (120,403)         $ (2,012,176)                 166,242          $  2,822,720
===========================================================================================================================


    17 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares                                    2003(1)(2)       2003(2)       2002(2)        2001(2)     2000(2)(3)      1999(2)
===================================================================================================================================
Net Asset Value, Beginning of Period                $16.76         $16.93        $16.70         $15.28        $16.93        $16.99
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                            0.38           0.77          0.79           0.79          0.78          0.77
  Net realized and unrealized gain (loss)(4)         (0.13)         (0.17)         0.22           1.41         (1.67)         0.07
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.25           0.60          1.01           2.20         (0.89)         0.84
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.37)         (0.77)        (0.78)         (0.78)        (0.76)        (0.78)
  In excess of net investment income                    --             --            --             --            --         (0.02)
  Net realized gains                                    --             --            --             --            --         (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.37)         (0.77)        (0.78)         (0.78)        (0.76)        (0.90)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $16.64         $16.76        $16.93         $16.70        $15.28        $16.93
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                          1.49%++        3.59%         6.20%         14.70%        (5.36)%        5.02%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                $  697         $  734        $  747         $  698        $  628        $  769
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            0.68%+         0.70%         0.68%          0.68%         0.70%         0.68%
  Net investment income(4)                            4.48+          4.58          4.68           4.91          4.99          4.53
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 11%            12%           21%            29%           29%           13%
===================================================================================================================================

(1)   For the six months ended August 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the year ended February 29, 2000.
(4) Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, those amounts would have been $0.77, $0.24 and 4.61% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    18 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class B Shares                                    2003(1)(2)       2003(2)       2002(2)        2001(2)     2000(2)(3)      1999(2)
===================================================================================================================================
Net Asset Value, Beginning of Period                $16.74         $16.92        $16.69         $15.28        $16.93        $16.98
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                            0.33           0.68          0.69           0.70          0.70          0.68
  Net realized and unrealized gain (loss)(4)         (0.13)         (0.18)         0.24           1.41         (1.68)         0.08
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.20           0.50          0.93           2.11         (0.98)         0.76
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.32)         (0.68)        (0.70)         (0.70)        (0.67)        (0.69)
  In excess of net investment income                    --             --            --             --            --         (0.02)
  Net realized gains                                    --             --            --             --            --         (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.32)         (0.68)        (0.70)         (0.70)        (0.67)        (0.81)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $16.62         $16.74        $16.92         $16.69        $15.28        $16.93
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                          1.22%++        3.02%         5.69%         14.06%        (5.87)%        4.56%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                $  146         $  157        $  170         $  183        $  196        $  247
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            1.20%+         1.22%         1.20%          1.19%         1.22%         1.20%
  Net investment income(4)                            3.96+          4.06          4.14           4.39          4.47          4.02
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 11%            12%           21%            29%           29%           13%
===================================================================================================================================

(1)   For the six months ended August 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the year ended February 29, 2000.
(4) Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, those amounts would have been $0.68, $0.25 and 4.07% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    19 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class L Shares                                    2003(1)(2)       2003(2)       2002(2)        2001(2)     2000(2)(3)    1999(2)(4)
====================================================================================================================================
Net Asset Value, Beginning of Period                $16.72         $16.90        $16.68         $15.26        $16.91        $16.97
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(5)                            0.33           0.68          0.69           0.69          0.69          0.67
  Net realized and unrealized gain (loss)(5)         (0.13)         (0.19)         0.22           1.42         (1.68)         0.07
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.20           0.49          0.91           2.11         (0.99)         0.74
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.32)         (0.67)        (0.69)         (0.69)        (0.66)        (0.68)
  In excess of net investment income                    --             --            --             --            --         (0.02)
  Net realized gains                                    --             --            --             --            --         (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.32)         (0.67)        (0.69)         (0.69)        (0.66)        (0.80)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $16.60         $16.72        $16.90         $16.68        $15.26        $16.91
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                          1.21%++        2.99%         5.59%         14.09%        (5.92)%        4.45%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                $   59         $   62        $   60         $   51        $   38        $   48
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            1.24%+         1.26%         1.25%          1.24%         1.28%         1.24%
  Net investment income(5)                            3.92+          4.01          4.12           4.34          4.41          3.97
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 11%            12%           21%            29%           29%           13%
====================================================================================================================================

(1)   For the six months ended August 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the year ended February 29, 2000.
(4)   On June 12, 1998, Class C shares were renamed Class L shares.
(5) Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, those amounts would have been $0.68, $0.23 and 4.05% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    20 Smith Barney California Municipals Fund Inc. | 2003 Semi-Annual Report

================================================================================
SMITH BARNEY
CALIFORNIA MUNICIPALS FUND INC.
================================================================================

DIRECTORS

Herbert Barg
Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER
ANDADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholders Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney California Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after November 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD0434 10/03                                                             03-5510

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney California Municipals Fund Inc.


By:   /s/ R. Jay Gerken R. Jay Gerken
      Chief Executive Officer of
      Smith Barney California Municipals Fund Inc.

Date: October 31, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney California Municipals Fund Inc.

Date: October 31, 2003

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney California Municipals Fund Inc.

Date: October 31, 2003